Federal Home Loan Bank Advances - Summary of Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Federal Home Loan Bank, Advances [Line Items]
FHLB advances fixed rate	$ 27,500	$ 30,000
0.32% Fixed Rate Advances Due 2016 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2016
FHLB advances fixed interest rate	0.32%
FHLB advances fixed rate	$ 7,500
0.37% Fixed Rate Advances Due 2016 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2016
FHLB advances fixed interest rate	0.37%
FHLB advances fixed rate	$ 20,000